Filed pursuant to Rule 497(a)
Registration No. 333-263258
Rule 482ad

[TEXT OF COMMUNICATION SENT VIA BLOOMBERG]

LAUNCH: Main Street $350m 5Y +300

By Brian Smith and Bloomberg Automation

(Bloomberg) -- Deal upsized to $350m from $300m.

•$350m 5Y Fixed (March 1, 2029) at +300 Guidance +310a (+/-5), IPT +335 area
•Issuer: Main Street Capital Corp (MAIN) Exp. Ratings: BBB-/BBB- (S&P/Fitch) Format: SEC registered, senior unsecured CoC 100, 1-month par call, MWC
•UOP: Repay outstanding indebtedness, including amounts outstanding under its Credit Facilities or its May 2024 Notes
•Settlement: Jan. 12, 2024 (T+2) Denoms: 2k x 1k
•Bookrunners: JPM, RBC, SMBC, TSI See security information: 5Y Fixed
•Information from person familiar with the matter, who asked not to be identified because they're not authorized to speak about it

See all preliminary issues: PREL <GO>

Related ticker:
MAIN US (Main Street Capital Corp)

To contact the reporter on this story:
Brian Smith in New York at bsmith373@bloomberg.net

This story was produced with the assistance of Bloomberg Automation.